INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Schedule of investments in affiliates with significant influence (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended	12 Months Ended		13 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Disclosure of investments accounted for using equity method [line items]
Dividends received			R$ (1,161,439)	R$ (1,452,898)
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Cosan ownership interest					4.90%
Affiliates with significant influence [member] | Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		4,539,007,580	4,539,007,580
Treasury shares by the investee		239,153,280	239,153,280
Shares held by Cosan		210,866,700	210,866,700
Cosan ownership interest (total shares)			4.65%
Cosan ownership interest		4.90% [1]	4.90%
Market price at December 31, 2023 (in R$)			R$ 73.89
Fair value on the quoted market		R$ 15,580,940	R$ 15,580,940
Dividends received	[2]		R$ (1,305,410)

[1]	Equity in earnings related to the one-month period since the Company obtained significant influence at Vale on November 30, 2023.
[2]	Dividends and interest on equity received before obtaining significant influence.